Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Alpha Brands(TM) Consumption Leaders ETF
Shareholder Report [Line Items]
Fund Name	Alpha Brands™ Consumption Leaders ETF
Class Name	Alpha Brands™ Consumption Leaders ETF
Trading Symbol	LOGO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alpha Brands™ Consumption Leaders ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.logoetf.com. You can also request this information by contacting us at (855) 907-7444 or by writing to the Alpha Brands™ Consumption Leaders ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 907-7444
Additional Information Website	www.logoetf.com
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Alpha Brands™ Consumption Leaders ETF	$34	0.69%
*	Costs paid as a percentage of $10,000 is an annualized figure.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	69.00% [1]
Net Assets	$ 33,613,000
Holdings Count | Holdings	51
Advisory Fees Paid, Amount	$ 104,660
Investment Company, Portfolio Turnover	19000.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026 )
Fund Size (Thousands)	$33,613
Number of Holdings	51
Total Advisory Fee	$104,660
Portfolio Turnover Rate	190%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of June 30, 2026 )

Top Ten Holdings	(% of Total Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.5
Eli Lilly & Co.	4.3
Broadcom, Inc.	4.1
NVIDIA Corp.	4.1
Palo Alto Networks, Inc.	3.6
Netflix, Inc.	3.2
Cheniere Energy, Inc.	3.1
MercadoLibre, Inc.	3.1
Visa, Inc. - Class A	3.1
Amazon.com, Inc.	2.9

[1]	Costs paid as a percentage of $10,000 is an annualized figure.